Financial Income (Expenses)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Financial Income (Expenses)

27.	Financial Income (Expenses)

	12.31.24	12.31.23	12.31.22
Financial income
Interest on cash and cash equivalents	781,761	544,009	309,162
Income with marketable securities	138,860	93,410	126,106
Fair value through profit and loss	114,310	66,868	70,939
Amortized cost	24,550	26,542	55,167
Interest on recoverable taxes	254,034	434,737	307,313
Interest and financial income on other assets	51,137	130,364	340,354
	1,225,792	1,202,520	1,082,935
Financial expenses
Interests on loans and borrowings	(1,903,199)	(2,156,842)	(1,851,643)
Interest on contingencies	(141,385)	(144,281)	(138,433)
Interest on leases	(386,683)	(323,452)	(220,406)
Interest on actuarial liabilities	(74,199)	(53,193)	(47,385)
Taxes on financial income	(40,773)	(49,531)	(26,245)
Adjustment to present value (2)	(663,456)	(1,001,451)	(976,104)
Other financial expenses	(436,144)	(407,562)	(325,549)
	(3,645,839)	(4,136,312)	(3,585,765)
Foreign exchange, prices and monetary variations
Exchange rate variation on monetary assets and liabilities and prices	123,681	161,154	474,052
Derivative results	-	-	(1,038,171)
Foreign exchange of derivatives	198,107	(312,201)	-
Interest and fair value of derivatives	(26,886)	(284,716)	-
Net Monetary Gains or Losses (1)	334,632	548,708	398,194
	629,534	112,945	(165,925)
	(1,790,513)	(2,820,847)	(2,668,755)
(1)	Effects of monetary correction resulting from operations in hyperinflationary economy.
(2)	The adjustment to present value considers the balances of trade accounts receivable and trade accounts payable and the rate used for the year ended on December 31, 2024, was 14.32% p.a. (13.13% p.a. for the year ended on December 31, 2023).